FAIR VALUE MEASUREMENTS (Tables) - ADARA ACQUISITION CORP	12 Months Ended
Dec. 31, 2022
Schedule of company's assets that are measured at fair value on a recurring basis

		December 31,	December 31,
Description	Level	2022	2021
Assets:
Marketable Securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$117,809,450	$116,160,281
Liabilities:
Warrant Liabilities – Public Warrants	1	$402,500	$2,817,500
Warrant Liabilities – Private Placement Warrants	2	284,900	1,994,300
Warrant Liabilities – Representative Warrants	3	6,500	49,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	February 11, 2021			December 31,	December 31,
	(Initial Measurement)			2021	2022
	Public	Private	Representative	Representative	Representative
Input	Warrants	Warrants	Warrants	Warrants	Warrants
Market price of public stock	$9.54	$9.54	$9.54	$9.79	$10.18
Term (in years)	5.00	5.00	5.00	5.00	5.00
Volatility	17.1%	17.1%	17.1%	10.9%	1.8%
Risk-free rate	0.52%	0.52%	0.36%	1.18%	4.25%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50
Effective expiration date	6/26/26	6/26/26	5/11/25	6/23/26	8/09/25
One-touch hurdle	$18.15	$—	$—	$—	$—

Schedule of change in the fair value of the warrant liabilities

The following tables presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Representative	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—	$—
Initial measurement on February 11, 2021	3,785,100	5,290,000	36,500	9,111,600
Change in valuation inputs or other assumptions	(1,587,300)	(1,437,500)	12,500	(3,012,300)
Transfer to Level 1	—	(3,852,500)	—	(3,852,500)
Transfer to Level 2	(2,197,800)	—	—	(2,197,800)
Fair value as of December 31, 2021	$—	$—	$49,000	$49,000

	Representative	Warrant Liabilities
Fair value as of January 1, 2022	$49,000	$49,000
Change in fair value	(42,500)	(42,500)
Fair value as of December 31, 2022	$6,500	$6,500